Property and Equipment, Net (Details)		12 Months Ended
	Oct. 11, 2022 HKD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2021 HKD ($)
Property and Equipment [Abstract]
Depreciation expense		$ 9,904	$ 1,265	$ 6,429	$ 450